Share Capital	12 Months Ended
Dec. 31, 2025
Disclosure of share capital, reserves and other equity interest [Abstract]
Share Capital

19	SHARE CAPITAL
a)    Authorized share capital of the Company consists of an unlimited number of fully paid Class A common shares without par value.

	Number of Shares	Amount
Outstanding at December 31, 2023	396,956,984	$3,738.6
Shares issued through:
Argonaut acquisition (Note 6)	20,423,051	360.1
Share-based compensation plans	1,006,149	8.6
Orford acquisition (Note 10)	908,689	13.3
Flow-through share financing (ii)	451,990	6.5
DRIP (iii)	349,088	5.8
ESPP (iv)	401,537	6.3
Exercise of Manitou and Orford warrants and stock options	88,308	1.4
Cancellation of unexchanged shares	(220,745)	(2.1)
Outstanding at December 31, 2024	420,365,051	$4,138.5
Shares issued through:
Share-based compensation plans	411,984	4.5
DRIP (iii)	90,767	2.6
ESPP (iv)	252,730	6.6
Exercise of Orford replacement stock options	67,141	1.5
Shares repurchased and cancelled (i)	(1,326,929)	(13.1)
Outstanding at December 31, 2025	419,860,744	$4,140.6

(i) Normal Course Issuer Bid ("NCIB")
In December 2025, the Company renewed its NCIB permitting the purchase for cancellation of up to 18,580,120 common shares, representing 5% of the Company’s public float. The Company may purchase Common Shares under the NCIB up to December 23, 2026. For the year ended December 31, 2025, the Company repurchased and canceled 1,326,929 Common Shares at a cost of $38.8 million or $29.21 per share. The Company recognized a $13.1 million reduction in share capital and $25.7 million was recognized as a reduction to retained earnings. (2024 - $nil).
(ii) Flow-through share financing
During the second quarter of 2024, the Company completed a Canadian Exploration Expense ("CEE") flow-through financing. The Company issued 451,990 Common Shares for gross proceeds of $10.5 million (CAD $14.4 million), net of fees.
(iii) DRIP
The Company allows existing shareholders to participate in a DRIP. This provides shareholders the option of increasing their investment in the Company by electing to receive common shares in place of cash dividends. The Company has the discretion to elect to issue such common shares at up to a 5% discount to the prevailing market price from treasury, or purchase the common shares on the open market. For the year ended December 31, 2025, the Company issued 90,767 shares from Treasury pursuant to the DRIP, valued at $2.6 million (year ended December 31, 2024 issued 349,088 shares, valued at $5.8 million).
(iv) ESPP
The Company has an ESPP which enables employees to purchase Class A common shares through payroll deduction. At the option of the Company, the common shares can be issued from treasury based on the volume weighted average closing price of the last five days prior to the end of the month or the shares may be purchased for plan participants in the open market. During the year ended December 31, 2025, the Company issued 252,730 shares from treasury pursuant to the ESPP, valued at $6.6 million (year ended December 31, 2024 - 401,537 shares valued at $6.3 million).
b)    Stock options
The following is a continuity of the changes in the number of stock options outstanding:

	Number	Weighted average exercise price (CAD$)
Outstanding at December 31, 2023	2,766,377	$9.32
Granted	471,177	16.07
Exercised	(1,006,149)	7.94
Outstanding at December 31, 2024	2,231,405	$11.37
Granted	275,485	33.59
Exercised	(411,984)	10.75
Forfeited	(55,072)	14.27
Outstanding at December 31, 2025	2,039,834	$14.43
During the year ended December 31, 2025, the weighted average share price at the date of exercise for stock options exercised was CAD $39.52 per share (for the year ended December 31, 2024 - CAD $22.92 per share).
(i) Stock options granted
During the year ended December 31, 2025, the Company granted 275,485 stock options which are vested in tranches equally over three years (year ended December 31, 2024 - 471,177). The following table presents the weighted average fair value assumptions used in the Black-Scholes valuation:

For options granted in the year ended:	December 31, 2025	December 31, 2024
Weighted average share price at grant date (CAD$)	$33.59	$16.07
Average risk-free rate	2.46%	3.77%
Average expected dividend yield	0.43%	0.78%
Expected stock price volatility (based on historical volatility)	37%	40%
Expected life of option (months)	42	42
Weighted average per share fair value of stock options granted (CAD$)	$9.50	$5.08
Stock options outstanding and exercisable as at December 31, 2025:

	Outstanding			Exercisable
Range of exercise prices (CAD$)	Number of options	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (CAD$)
$6.58 - $7.00	10,167	6.58	0.20	10,167	6.58
$7.01 - $8.00	283,745	7.63	1.02	283,745	7.63
$8.01 - $11.00	772,618	9.46	2.57	772,618	9.46
$11.01 - $15.00	292,522	14.05	4.18	160,052	14.05
$15.01 - $23.83	405,297	16.09	5.17	106,961	16.15
$23.84 - $36.72	275,485	33.59	6.18	—	—
	2,039,834	$14.43	4.09	1,333,543	$10.14
c)    Other employee long-term incentives
The following is a continuity of the changes in the number of other long-term incentive plans ("LTI") outstanding for the years ended December 31, 2025 and 2024:

	Restricted share units ("RSU")	Deferred share units ("DSU")	Performance share units ("PSU")
Outstanding units, December 31, 2023	1,911,738	1,013,234	1,159,288
Granted	719,978	93,546	348,474
Forfeited	(195,159)	—	(63,254)
Settled	(524,965)	—	(412,713)
Outstanding units, December 31, 2024	1,911,592	1,106,780	1,031,795
Granted	397,329	56,947	194,945
Forfeited/expired	(151,915)	—	—
Settled	(641,670)	(436,264)	(399,966)
Outstanding units, December 31, 2025	1,515,336	727,463	826,774
The settlement of LTI is either in cash or equity depending on the features of the specific LTI plan. The settlement of DSUs is in cash, PSUs are equity or cash settled at the Company's discretion, and certain RSUs are cash settled with the remaining settled in cash or equity at the Company's discretion, depending on the year of grant.
PSUs and RSUs granted to non-executives vest on the third anniversary from the date of grant. RSUs granted to executives vest in three equal tranches commencing on the first anniversary of the grant date. Mandatory or elective DSUs vest immediately and the Board of Directors determines the vesting schedule for discretionary DSUs at the time of grant.
The weighted average grant date fair value of the RSUs, DSUs and PSUs granted during the year ended December 31, 2025 was CAD $33.64, CAD $34.30 and CAD $33.59, respectively (year ended December 31, 2024 CAD $16.41, CAD $16.75 and CAD $16.07, respectively).
On December 31, 2025, the share-based payment liability of the Company was remeasured to fair value of the Company’s closing share price of CAD $53.00 (2024 - CAD $26.52) (Note 11).
(d) Share-based compensation expense
For the year ended December 31, 2025, total share-based compensation expense recognized in the Consolidated Statements of Comprehensive Income relating to the Company's long-term incentive plans was $67.6 million (2024 - $31.7 million), of which $12.6 million was included in cost of sales, related to share-based compensation issued to mine-site personnel (2024 - $nil). For the year ended December 31, 2025, $3.8 million of share-based compensation expense was capitalized to mineral property, plant and equipment (2024 - $nil).

The impact of mark-to-market adjustments on the share-based compensation expense recognized in the Consolidated Statements of Comprehensive Income arising from the change in the Company's share price for the year ended December 31, 2025 and 2024 was as follows:

	For the years ended
	December 31, 2025	December 31, 2024
Increase in share-based compensation expense due to mark-to-market adjustments (1)	$41.8	$16.2
(1) Of the total increase in share-based compensation expense due to mark-to market adjustments, $10.1 million was included in cost of sales for the year ended December 31, 2025 (2024 - $nil).
e)    Dividends
During the year ended December 31, 2025, the Company declared dividends totaling $42.1 million, of which $39.5 million were paid in cash (2024 - $35.1 million paid in cash). The remaining $2.6 million were issued in the form of common shares pursuant to the Company's DRIP (2024 - $5.8 million in shares issued pursuant to the DRIP).
On February 18, 2026, the Company announced a 60% increase to its first quarter dividend to $0.04 per common share.